Dividends	6 Months Ended
Jun. 30, 2024
Disclosure Of Dividends [Abstract]
Dividends	10. DIVIDENDS No dividend was declared or paid by the Company during the six months ended June 30, 2023 and 2024, nor has any dividend been proposed since the period ended June 30, 2024.